SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Basic and Diluted Net Loss Per Ordinary Share) (Details) - USD ($)		1 Months Ended	3 Months Ended
		Dec. 31, 2020	Mar. 31, 2021
Net Income (Loss) Attributable to Parent [Abstract]
Net loss		$ (5,000)	$ (1,880,581)
Less-income attributable to shares subject possible to redemption			14,021
Net loss attributable to non redeemable Ordinary shares- Basic and Diluted			$ (1,894,602)
Earnings Per Share [Abstract]
Basic and Diluted weighted-average number of non redeemable Ordinary shares outstanding	[1]		7,921,054
Net income per Ordinary share, basic and diluted		$ 0	$ 0.24

[1]	Excluded an aggregate of up to 20,898,193 shares subject to possible redemption at March 31, 2021.